Financial Risk Management - Schedule of Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
VAT receivable	$ 63,495	$ 42,013
Tax recoverable	4,013	1,928
Trade receivables	8,964	2,535
Other, net of allowance for doubtful accounts	324	756
Trade and other receivables	$ 76,796	$ 47,232